Property and equipment	12 Months Ended
Mar. 31, 2015
Property and equipment
Property and equipment

4. Property and equipment

Property and equipment consisted of the following as of March 31:

	2015	2014
Land	$5,277	$5,277
Buildings	3,554	3,554
Motor vehicles, furniture and fixtures	12,306	8,463
Assets under capital lease	115	374
Leasehold improvements	7,672	4,569
Software	9,766	6,706
Computers and office equipment	29,620	19,617

Total cost	68,310	48,560
Accumulated depreciation	(33,932)	(22,403)

	34,378	26,157
Assets under construction	349	288

Property and equipment, net	$34,727	$26,445